SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 01, 2023	Feb. 09, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Oct. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Cash equivalents			$ 0				$ 0			$ 0			$ 0
Net proceeds amount								$ 204,020,000
Percentage of public shares to be redeemed in case business combination is not consummated			100.00%				100.00%			100.00%
Overallotment option liability		$ 258,440
Issuance of representative shares		3,030,000				$ 3,030,000				$ 3,030,000
Rights underlying the Units		15,596,420				$ 15,596,420				15,596,420
Accumulated deficit			$ (10,473,044)				$ (10,473,044)			(7,621,413)			$ (9,963)
Redemption of Class A ordinary shares, shares	14,529,877
Redemption of Class A ordinary shares, value	$ 149,322,133
Federal depository insurance coverage			250,000				250,000			$ 250,000
DIH Holding US, Inc. [Member]
Product Information [Line Items]
Accumulated deficit			32,758	$ 29,054			$ 32,758		$ 29,054
Foreign exchange (gain) loss			703,000		$ (501,000)				(667,000)		$ 292,000
Foreign exchange (gain) loss			(703,000)		$ 501,000				$ 667,000		$ (292,000)
Lessor, Operating Lease, Description									The Company has elected not to recognize right-of-use assets and liability for leases with a term of 12 months or less unless the lease includes an option to renew or purchase the underlying asset that are reasonably certain to be exercised
Total cost of the asset acquisition												$ 800,000
Acquisition cost paid upon closing												$ 100,000
Subsequent payments									$ 500,000
DIH Holding US, Inc. [Member] | Forecast [Member]
Product Information [Line Items]
Subsequent payments			$ 200,000
DIH Holding US, Inc. [Member] | Software [Member]
Product Information [Line Items]
Computer software and hardware				5 years					5 years
DIH Holding US, Inc. [Member] | Revenues [Member] | Trade And Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percent			10.00%						10.00%
DIH Holding US, Inc. [Member] | Trade And Accounts Receivable [Member] | One Customers [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percent			10.10%						11.10%
DIH Holding US, Inc. [Member] | Accounts Receivable [Member] | One Customers [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percent			17.10%		11.10%				11.30%		12.60%
DIH Holding US, Inc. [Member] | Accounts Receivable [Member] | No Customers [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percent					10.00%						10.00%
Warrant [Member]
Product Information [Line Items]
Class of warrants or rights warrants issued during the period units							26,670,000			26,670,000
Common Class A [Member]
Product Information [Line Items]
Shares outstanding	5,670,123		5,670,123				5,670,123			20,200,000			0
If We Do Not Complete Our Initial Business Combination [Member]
Product Information [Line Items]
Period within which business combination shall be consummated from the consummation of initial public offer							24 months			12 months
Absent Our Completing An Initial Business Combination [Member]
Product Information [Line Items]
Period within which business combination shall be consummated from the consummation of initial public offer							24 months			12 months
IPO [Member]
Product Information [Line Items]
Net proceeds amount		$ 204,020,000
Term of restricted investments		185 days
Period within which business combination shall be consummated from the consummation of initial public offer		24 months
Offering costs		$ 29,192,787
Underwriting fees		2,525,000
Deferred underwriting fees		7,070,000
Actual offering costs		712,927
Accumulated deficit		265,808
Adjustments to additional paid in capital, warrant issued		$ 10,300,559
IPO [Member] | Private Placement Warrant [Member]
Product Information [Line Items]
Class of warrants or rights warrants issued during the period units							6,470,000			6,470,000